Financial Instruments and Risk Management - Schedule of classified financial assets (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Assets
Digital currencies	$ 165,177	$ 161,645
Investments	24,446	6,974	$ 2,866
Total assets	334,686	307,582
Liabilities and equity
Convertible loan - derivative component	32	120
Total liabilities	55,155	47,890
Level 1 of fair value hierarchy [Member]
Assets
Cash	0	0
Digital currencies	0	0
Investments	22,858	5,356
Total assets	22,858	5,356
Liabilities and equity
Convertible loan - derivative component	0	0
Total liabilities	0	0
Level 2 of fair value hierarchy [Member]
Assets
Cash	7,241	9,678
Digital currencies	165,177	161,645
Investments	0	0
Total assets	172,418	171,323
Liabilities and equity
Convertible loan - derivative component	0	0
Total liabilities	0	0
Level 3 of fair value hierarchy [Member]
Assets
Cash	0	0
Digital currencies	0	0
Investments	1,588	1,618
Total assets	1,588	1,618
Liabilities and equity
Convertible loan - derivative component	32	120
Total liabilities	$ 32	$ 120